Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net
Schedule of property, plant and equipment

	December 31,	December 31,
	2019	2020
Mold and tooling	1,898,975	2,411,164
Leasehold improvements	1,025,570	997,191
Production facilities	869,819	787,039
Building and constructions	828,958	862,603
Charging & battery swap equipment	608,919	721,583
Construction in process	475,977	177,457
Computer and electronic equipment	428,028	372,956
R&D equipment	400,461	432,781
Purchased software	341,379	409,445
Others	279,233	374,219
Subtotal	7,157,319	7,546,438
Less: Accumulated depreciation	(1,548,977)	(2,470,028)
Less: Accumulated impairment	(75,278)	(80,182)
Total property, plant and equipment, net	5,533,064	4,996,228